Schedule of Property and Equipment (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (441,346)	$ (3,447,308)	$ (3,312,357)
Net book value	4,674	36,511	123,305
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	275,445	2,151,472	2,103,315
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	75,563	590,217	590,217
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,530	90,057	90,057
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 83,482	$ 652,073	$ 652,073